Current and Long-Term Debt and Capital Lease Obligation, 2020 Financing Agreement (FY) (Details) - USD ($) $ in Thousands						3 Months Ended		12 Months Ended
	Dec. 31, 2023	Mar. 31, 2021	Jan. 12, 2021	Jan. 17, 2020	Oct. 19, 2017	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Aug. 31, 2017
2020 Financing Agreement [Abstract]
Payments on long-term debt				$ 28,300
Letters of credit outstanding, amount				2,854								$ 2,725
Debt collateral amount		$ 2,914		3,274		$ 2,914
Recurring revenue						$ 41,936	$ 34,145	$ 145,685	$ 136,468	$ 120,515
Subsequent Event [Member]
2020 Financing Agreement [Abstract]
Payments on long-term debt			$ 44,700
2020 Financing Agreement [Member]
2020 Financing Agreement [Abstract]
Debt and line of credit maximum borrowing capacity				$ 72,500
Percentage of upfront facility fee				1.50%
Percentage of commitment fee payable				0.50%
Variable interest rate				4.00%
Minimum liquidity covenant				$ 5,000
2020 Financing Agreement [Member] | Forecast [Member]
2020 Financing Agreement [Abstract]
Recurring revenue	$ 125,000
2020 Financing Agreement [Member] | Subsequent Event [Member]
2020 Financing Agreement [Abstract]
Recurring revenue		$ 78,000
2020 Financing Agreement [Member] | Prepayment Period, First 24 Months [Member]
2020 Financing Agreement [Abstract]
Debt prepayment, percent of principal				3.00%
2020 Financing Agreement [Member] | Prepayment Period, 13 Through 24 Months [Member]
2020 Financing Agreement [Abstract]
Debt prepayment, percent of principal				2.25%
2020 Financing Agreement [Member] | Prepayment Period, 25 to 36 Months [Member]
2020 Financing Agreement [Abstract]
Debt prepayment, percent of principal				1.00%
2020 Financing Agreement [Member] | Prepayment Period, Ater 36 Molnths [Member]
2020 Financing Agreement [Abstract]
Debt prepayment, percent of principal				0.00%
PacWest Bank Credit Agreement [Member]
2020 Financing Agreement [Abstract]
Letters of credit outstanding, amount				$ 3,154				$ 3,104	$ 3,185
Maturity date				Jan. 17, 2025
Line of credit facility maximum borrowing capacity					$ 40,000
Percentage of commitment fee payable					0.25%
PacWest Bank Credit Agreement [Member] | Revolving Credit Facility [Member]
2020 Financing Agreement [Abstract]
Line of credit facility maximum borrowing capacity					$ 40,000
LIBOR [Member] | 2020 Financing Agreement [Member]
2020 Financing Agreement [Abstract]
Variable rate period								1 month
LIBOR [Member] | 2020 Financing Agreement [Member] | Minimum [Member]
2020 Financing Agreement [Abstract]
Variable interest rate				8.50%
LIBOR [Member] | 2020 Financing Agreement [Member]
2020 Financing Agreement [Abstract]
Variable rate period								2 months
LIBOR [Member] | 2020 Financing Agreement [Member]
2020 Financing Agreement [Abstract]
Variable rate period								3 months
Floor Rate [Member] | 2020 Financing Agreement [Member]
2020 Financing Agreement [Abstract]
Variable interest rate				1.50%
Applicable Margin Rate, LIBOR [Member] | 2020 Financing Agreement [Member]
2020 Financing Agreement [Abstract]
Variable interest rate				7.00%
Applicable Margin Rate, Base Rate [Member] | 2020 Financing Agreement [Member]
2020 Financing Agreement [Abstract]
Variable interest rate				6.00%
Base Rate [Member] | 2020 Financing Agreement [Member] | Minimum [Member]
2020 Financing Agreement [Abstract]
Variable interest rate				10.00%
Federal Funds Effective Rate [Member] | 2020 Financing Agreement [Member]
2020 Financing Agreement [Abstract]
Variable interest rate				0.50%
Secured Debt [Member] | 2020 Financing Agreement [Member]
2020 Financing Agreement [Abstract]
Maturity date								Jan. 31, 2025
Debt face amount								$ 45,000			$ 45,000
Debt periodic payment, percent of principal											0.25%
Line of Credit [Member] | 2020 Financing Agreement [Member] | Revolving Credit Facility [Member]
2020 Financing Agreement [Abstract]
Line of credit facility maximum borrowing capacity				$ 7,500
Line of credit facility maximum borrowing capacity, sub-limit increase				4,000
Term Loan [Member] | PacWest Bank Credit Agreement [Member]
2020 Financing Agreement [Abstract]
Maturity date								Oct. 18, 2021
Delayed Draw Term Loan [Member] | 2020 Financing Agreement [Member]
2020 Financing Agreement [Abstract]
Debt maximum borrowing capacity				$ 20,000
Percentage of upfront facility fee				0.75%
Term Loan and Revolving Commitment Facility [Member] | 2020 Financing Agreement [Member]
2020 Financing Agreement [Abstract]
Percentage of upfront facility fee				0.75%